Loan from the European Investment Bank (“EIB”) (Details) € in Thousands, $ in Thousands			12 Months Ended
	Jul. 08, 2024 EUR (€)	Jul. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loan from the European Investment Bank (“EIB”) [Line Items]
Period of drawing loans			6 years
Royalties to EIB rate			2.00%
Additional payment percentage			100.00%
Cash and cash equivalents | $			$ 4,101		$ 3,183	$ 6,508
First Tranche [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Financing agreement amount		€ 4,000
Annual interest rate			5.00%	5.00%
Second Tranche [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Financing agreement amount		€ 3,500
Financial Agreement [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Cash and cash equivalents				€ 350
Bank Overdrafts [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Fixed annual interest rate, percentage	5.00%
Line of Credit [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Borrowing limit				€ 7,500
EIB [Member]
Loan from the European Investment Bank (“EIB”) [Line Items]
Credit facility agreement	€ 3,500